CONSOLIDATED BALANCE SHEETS (Parenthetical) shares in Thousands, $ in Thousands	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 1999 shares	Dec. 31, 1998 shares
Statement of Financial Position [Abstract]
Amortized cost | $		$ 181,247	[1]	$ 189,543	[2]
Ordinary shares, par value | (per share)	₪ 15	$ 15		$ 15
Ordinary shares, authorized		150,000		150,000
Ordinary shares, issued		110,041		108,970
Common Stock, Shares, Outstanding		109,954		108,883
Treasury stock, shares		87		87		87	87

[1]	Excluding accrued interest of $706.
[2]	Excluding accrued interest of $776.